Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 300	$ 5,100	$ 3,500
Amortization expense of capitalized internal-use software placed in service	200	200	1,300
Impairment of long-lived assets	$ 889	$ 30,265	11,494
Three Customers | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Customer concentration risk, percentage	99.95%
Two Customers | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Customer concentration risk, percentage		98.71%
Leasehold Improvements, Office Furniture and Equipment, and Internal Use Software
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 900	$ 21,300
Internal use software
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets			$ 8,700